Leases (Details Narrative)	12 Months Ended
Mar. 31, 2026
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease term	3 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease term	5 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Lease term	3 years
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease term	2 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Lease term	9 years